Other Employee Benefit Plans Schedule of Pension Plan Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Employee Benefit Plans [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 0	$ 5,110,000
Defined Benefit Plan, Interest Cost	0	229,000
Defined Benefit Plan, Amortization of Gains (Losses)	0	(29,000)
Defined Benefit Plan, Benefits Paid	0	(229,000)
Defined Benefit Plan, Settlements, Benefit Obligation	0	(5,081,000)
Defined Benefit Plan, Benefit Obligation	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0	3,993,000
Defined Benefit Plan, Actual Return on Plan Assets	0	17,000
Defined Benefit Plan, Contributions by Employer	0	1,300,000
Funded Status, end of year	0	0
Items unrecognized as component of net pension cost, end of year (pre-tax)	0	0
Items unrecognized as component of net pension cost, end of year	0	0
Components of net pension cost
Defined Benefit Plan, Interest Cost	0	229,000
Expected return on plan assets	0	(177,000)
Amortization of prior service cost	0	0
Amortization of actuarial losses	0	61,000
Settlement of pension plan	0	2,473,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	2,544,000
Net periodic pension cost	$ 0	$ 2,657,000